Ordinary Shares	12 Months Ended
Mar. 31, 2025
Federal Home Loan Banks [Abstract]
Ordinary Shares

16 ORDINARY SHARES

Prior to May 24, 2013, each ordinary share had a par value of US$0.001. On May 24, 2013, the Board of Directors of the Company passed the resolution that each issued and unissued share of the authorized share capital of the Company, with a par value of US$0.001 each, be subdivided into 100 shares with a par value of US$0.00001 each.

Immediately prior to the consummation of the IPO, the authorized share capital of the Company is US$500,000 divided into 50,000,000,000 shares comprising of (i) 49,000,000,000 Class A Ordinary Shares of a par value of US$0.00001 each, (ii) 500,000,000 Class B Ordinary Shares of a par value of US$0.00001 each and (iii) 500,000,000 shares of a par value of US$0.00001 each of such class or classes (however designated) as the board of directors may determine in accordance with the Memorandum of Association of the Company.

On December 10, 2018, the Company consummated its IPO on the New York Stock Exchange with a total 118,750,000 shares of Class A Ordinary Shares issued at a price of US$0.56 per share.

Subsequently on December 18, 2018, over-allotment option were fully exercised and the Company issued additional 2,122,750 shares of Class A Ordinary Shares issued at a price of US$0.56 per share.

As of March 31, 2019, the Company had 2,371,289,450 shares of Class A Ordinary Shares and 303,234,004 shares of Class B Ordinary Shares issued and outstanding.

Effective September 1, 2022, the Board of Directors approved an new share repurchase program to repurchase shares up to US$10 million worth of outstanding ADSs of the Company over the next 12 months.

On May 14, 2024, the board of directors of the Company approved a new share repurchase program where the Company is authorized to repurchase up to US$8 million of its shares, effective until May 12, 2025.

The share repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Company’s board of directors will review the share repurchase program periodically and may authorize adjustment of its terms and size. The Company expects to fund repurchases made under this program from its existing funds.

These repurchased class A ordinary shares were recorded as treasury stock and were accounted for under the cost method. Under the cost method, when the Company’s shares are acquired for purposes other than retirement, the costs of the acquired stock will be shown separately as a deduction from the total of capital stock. No repurchased shares of common stock have been retired.For the year ended March 31, 2023, 29,778,000 Class A Ordinary Shares were repurchased with a total consideration of US$198 (RMB1,333), at a weighted average price of US$0.01 per share in open market. There was no share repurchased during the year ended March 31, 2024. For the year ended March 31, 2025, 15,323,400 Class A Ordinary Shares were repurchased with a total consideration of US$117 (RMB823), at a weighted average price of US$0.01 per share in open market.

As of March 31, 2024 and 2025, the Company had 2,433,963,400 and 2,436,575,800 shares of Class A Ordinary Shares issued and 2,161,569,300 and 2,148,858,300 shares of Class A Ordinary Shares outstanding and 303,234,004 and 303,234,004 shares of Class B Ordinary Shares issued and outstanding, respectively.

The shareholders agreement provides that for so long as Tencent and its affiliates, the principal shareholders hold no less than 50% of the shares in the Company that they currently hold, Tencent has a veto right on any proposed transfer or issuance of the Company’s securities to the competitors of Tencent, subject to certain exceptions for open market transactions and underwritten offerings.

The Company has a dual class voting structure under which all of the ordinary shares held by the founders are designated as Class B Ordinary Shares and all of the other ordinary shares are designated as Class A Ordinary Shares. Class A and Class B Ordinary Shares have the same rights except for voting and conversion rights. Both of the Class A and Class B Ordinary Shares were entitled to one vote per share before the IPO. Upon the completion of the IPO, holders of Class B Ordinary Shares are entitled to 30 votes per share. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder while Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.